Fees Summary	Mar. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,499,775,000.00
Previously Paid Amount	0.00
Total Fee Amount	207,118.93
Total Offset Amount	0.00
Net Fee	207,118.93
Narrative - Max Aggregate Offering Price	$ 1,499,775,000.00
Final Prospectus	true